Asset Retirement Obligation	9 Months Ended
Sep. 30, 2017
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
Asset Retirement Obligations

The following table is a reconciliation of the ARO liability as of and for the nine months ended September 30, 2017 and the twelve months ended December 31, 2016.

	September 30, 2017	December 31, 2016
Asset retirement obligation at beginning of period	$83,991	$109,171
Liabilities incurred on properties acquired and developed	—	—
Revisions to previous estimates	7,486	—
Liabilities on properties sold or settled	—	(27,850)
Accretion expense	1,632	2,670
Asset retirement obligation at end of period	$93,109	$83,991
Asset Retirement Obligations

The following table is a reconciliation of the ARO liability as of and for the nine months ended September 30, 2017 and the twelve months ended December 31, 2016.

	September 30, 2017	December 31, 2016
Asset retirement obligation at beginning of period	$83,991	$109,171
Liabilities incurred on properties acquired and developed	—	—
Revisions to previous estimates	7,486	—
Liabilities on properties sold or settled	—	(27,850)
Accretion expense	1,632	2,670
Asset retirement obligation at end of period	$93,109	$83,991